ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	Incorporation/acquisition	Of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Health Technology Co., Ltd (“Anhui Health”)	PRC	December 28, 2015	100%
Zepp North America Inc. ("Zepp NA")	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited ("Galaxy")	HK	May 8, 2019	100%
Zepp Europe Holding B.V. ("Zepp Europe")	Netherlands	June 11, 2020	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiary of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Anhui Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

The following financial position and financial performance of the VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2020	2021
	RMB	RMB
Total current assets	3,675,394	2,989,474
Total non-current assets	593,603	701,134
Total assets	4,268,997	3,690,608
Total current liabilities	2,696,059	1,937,301
Total non-current liabilities	309,741	479,676
Total liabilities	3,005,800	2,416,977

As of December 31, 2020 and 2021, the total assets of the Group's consolidated VIEs and VIEs' subsidiaries mainly consisted of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, inventories, prepaid expenses and other current assets, long-term investments , property, plant and equipment, intangible assets, deferred tax assets, operating lease right-of-use assets and other non-current assets.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues	5,801,405	6,297,534	5,219,560
Net income/(loss)	987,672	751,803	(61,184)

The following are cash flows of the Company's VIEs and VIEs’ subsidiaries for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities	478,806	165,512	78,845
Net cash used in investing activities	(126,887)	(728,797)	(362,683)
Net cash (used in)/provided by financing activities	(20,000)	564,671	32,024